Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. FAIR VALUE MEASUREMENTS

The following tables provide the assets and liabilities measured at fair value on a recurring basis as of March 31, 2020 and December 31, 2019 (in thousands):

	Fair Value Hierarchy as of March 31, 2020			Aggregate Fair Value
	Level 1	Level 2	Level 3
Assets:
Certificates of deposit (1)	$—	$3,079	$—	$3,079

Total Assets	$—	$3,079	$—	$3,079

Liabilities:
Interest Rate Swap (2)	$—	$73	$—	$73
Preference shares (3)	—	—	2	2
Debt for forward share purchase agreements (4)	—	31,530	—	31,530

Total Liabilities	$—	$31,603	$2	$31,605

(1)	Included in the condensed consolidated balance sheet line item “Short-term investments”, with maturity terms between 4 and 12 months held in India.
(2)	Included in the condensed consolidated balance sheet line item “Other long-term liabilities”.
(3)

The preference shares liability was previously estimated on the basis of present value of the expected future cash flows contractually due in connection with the achievement of specified levels of EBITDA of Solutions Infini for the year ended March 31, 2020. On March 9, 2020, the Company signed a modification of the 2018 Solutions Infini Purchase Agreement to reduce the price of the preference shares to be purchased from the eligible employees of Solutions Infini in July 2020 to their face value, amounting to Indian Rupee 10.0 per each preference share.

(4)

Based on the information available at the reporting date, debts for forward share purchase agreements have been determined as the present value to be paid at settlement in case the counterparty exercises the put option.

	Fair Value Hierarchy as of December 31, 2019			Aggregate Fair Value
	Level 1	Level 2	Level 3
Assets:
Mutual funds (1)	$5,124	$—	$—	$5,124

Total Assets	$5,124	$—	$—	$5,124

Liabilities
Interest Rate Swap (2)	$—	$80	$—	$80
Preference shares (3)	—	—	2,530	2,530
Debt for forward share purchase agreements (4)	—	34,013	—	34,013

Total Liabilities	$—	$34,093	$2,530	$36,623

(1)	Included in the condensed consolidated balance sheet line item “Short-term investments”.
(2)	Included in the condensed consolidated balance sheet line item “Other long-term liabilities”.
(3)

Based on the information available at the reporting date, the preference shares liability was estimated on the basis of present value of the expected future cash flows contractually due in connection with the achievement of specified levels of EBITDA of Solutions Infini for the year ended March 31, 2020. Such cash flows are contractually predetermined and the maximum pay-out was assumed in determining the estimate which is primarily based on the expected EBITDA sourced from the most updated business plan, which represents management best estimates and is significantly above the targeted EBITDA. Changes in the liability during the period are due to (i) compensation expense accrued on a straight-line basis during period; (ii) accrued interest expense due to the fact that the obligation will be settled in 2020; and (iii) exchange rate differences. No fair value changes were recognized during the period. If the actual EBITDA of Solutions Infini for the year ended March 31, 2020 was materially below its expected level, this would have resulted in a change of the preference shares liability.

(4)

Based on the information available at the reporting date, debt for forward share purchase agreements have been determined as the present value to be paid at settlement in case the counterparty exercises the put option.

The values of short-term investments as of March 31, 2020 and as of December 31, 2019 were as follows (in thousands):

	As of March 31,				As of December 31,
	2020				2019
	Cost	Unrealized gains	Unrealized losses	Fair value	Cost	Unrealized gains	Unrealized losses	Fair value
Mutual funds	$—	$—	$—	$—	$5,129	$1	$(6)	$5,124
Certificates of deposit	3,079	—	—	3,079	—	—	—	—

The following table presents changes during the three months ended March 31, 2020 in Level 3 assets and liabilities measured at fair value on a recurring basis (in thousands):

	Fair Value Beginning of Period	Net Realized and Unrealized (Gains) Losses Included in Income	Other Comprehensive (Income) Loss	Purchases, Sales, Issuances and Settlements, Net	Change in scope of consolidation	Gross Transfers In	Fair Value End of Period
March 31, 2020
Liabilities:
Preference shares	$2,530	$(2,486)	$(42)	$—	$—	$—	$2

There were no transfers of liabilities into or out of Level 2 or Level 3 for the three months ended March 31, 2020 and the year ended December 31, 2019.

Net realized and unrealized (gains) and losses included in income related to Level 3 liabilities shown above are reported in the condensed consolidated statements of operations as follows (in thousands):

	Research and development	Sales and marketing	General and administrative	Financial income (expense), net	Foreign currency Income (loss)	Total
Three months ended March 31, 2020
Liabilities:
Preference shares	$(941)	$(372)	$(756)	$(417)	$—	$(2,486)
Three months ended March 31, 2019
Liabilities:
Preference shares	117	46	94	58	—	315

3. FAIR VALUE MEASUREMENTS

The following tables provide the assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018 (in thousands):

	Fair Value Hierarchy as of December 31, 2019			Aggregate Fair Value
	Level 1	Level 2	Level 3
Marketable securities
Mutual funds (1)	$5,124	$—	$—	$5,124

Total Marketable Securities	$5,124	$—	$—	$5,124

Liabilities
Interest Rate Swap (2)	$—	$80	$—	$80
Preference shares (3)	—	—	2,530	2,530
Debt for forward share purchase agreements (4)	—	34,059	—	34,059

Total Liabilities	$—	$34,139	$2,530	$36,669

(1)	Included in the consolidated balance sheet line item “Short-term marketable securities”.
(2)	Included in the consolidated balance sheet line item “Other long-term liabilities”.
(3)

Based on the information available at the reporting date, the preference shares liability was estimated on the basis of present value of the expected future cash flows contractually due in connection with the achievement of specified levels of EBITDA of Solutions Infini for the year ending March 31, 2020. Such cash flows are contractually predetermined and the maximum pay-out was assumed in determining the estimate which is primarily based on the expected EBITDA sourced from the most updated business plan, which represents management best estimates and is significantly above the targeted EBITDA. Changes in the liability during the period are due to (i) compensation expense accrued on a straight-line basis during period; (ii) accrued interest expense due to the fact that the obligation will be settled in 2020; and (iii) exchange rate differences. No fair value changes were recognized during the period. If the actual EBITDA of Solutions Infini for the year ending March 31, 2020 will be materially below its expected level, this would result in a change of the preference shares liability.

(4)

Based on the information available at the reporting date, debts for forward share purchase agreements have been determined as the present value to be paid at settlement in case the counterparty exercises the put option. The amount in the above table excludes accrued interest.

	Fair Value Hierarchy as of December 31, 2018			Aggregate Fair Value
	Level 1	Level 2	Level 3
Marketable securities
Mutual funds (1)	$3,151	$—	$—	$3,151

Total Marketable Securities	$3,151	$—	$—	$3,151

Liabilities
Interest Rate Swap (2)	$—	$97	$—	$97
Foreign Exchange Forward (2)	—	(56)	—	(56)
Preference shares (3)	—	—	1,834	1,834
Contingent consideration for Solutions Infini acquisition (4)	—	—	482	482

Total Liabilities	$—	$41	$2,316	$2,357

(1)	Included in the consolidated balance sheet line item “Short-term marketable securities”.
(2)	Included in the consolidated balance sheet line item “Other long-term liabilities”.
(3)

Based on the information available at the reporting date, the preference shares liability was estimated on the basis of present value of the expected future cash flows contractually due in connection with the achievement of specified levels of EBITDA of Solutions Infini for the year ending March 31, 2020. Such cash flows are contractually predetermined and the maximum pay-out was assumed in determining the estimate which is primarily based on the expected EBITDA sourced from the most updated business plan, which represents management best estimates and is significantly above the targeted EBITDA. Changes in the liability during the period are due to (i) compensation expense accrued on a straight-line basis during period; (ii) accrued interest expense due to the fact that the obligation will be settled in 2020; and (iii) exchange rate differences. No fair value changes were recognized during the period. If the actual EBITDA of Solutions Infini for the year ending March 31, 2020 will be materially below its expected level, this would result in a change of the preference shares liability.

(4)

Based on the information available at the reporting date, the contingent consideration for the Solutions Infini acquisition was estimated as the basis of the present value of the expected future cash flows contractually due in connection with the achievement of specified levels of EBITDA of Solutions Infini for the year ending March 31, 2019. Such cash flows were contractually predetermined and the maximum pay-out was assumed in determining the estimate which is primarily based on the expected EBITDA sourced from the most updated business plan, which represents management best estimates, and is significantly above the targeted EBITDA. The amount presented in the table above represents the estimated portion of the total deferred consideration. No changes in fair value were recognized as initially estimated during the year. The actual EBITDA of Solutions Infini for the year ended March 31, 2019 became available in July 2019 and confirmed the initial amount estimated by management and used to determine the contingent consideration for the Solutions Infini acquisition at the reporting date.

Values of marketable securities as of December 31, 2019 and 2018 were as follows (in thousands):

	As of December 31,
	2019				2018
	Cost	Unrealized gains	Unrealized losses	Fair value	Cost	Unrealized gains	Unrealized losses	Fair value
Mutual funds	$5,129	$1	$(6)	$5,124	$3,180	$—	$(29)	$3,151

The following tables present changes during the years ended December 31, 2019 and 2018 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the consolidated balance sheets at December 31, 2019 and 2018 (in thousands):

	Fair Value Beginning of Year	Net Realized and Unrealized Gains (Losses) Included in Income	Other Comprehensive Income (Loss)	Settlements, Net	Change in scope of consolidation	Gross Transfers Out	Fair Value End of Year
December 31, 2018
Liabilities:
Preference shares	$—	$639	$(6)	$—	$1,201	$—	$1,834
Contingent consideration for Solutions Infini acquisition	2,232	(71)	(72)	(1,137)	—	(470)	482
December 31, 2019
Liabilities:
Preference shares	1,834	753	(57)	—	—	—	2,530
Contingent consideration for Solutions Infini acquisition	482	(15)	23	(490)	—	—	—

There were no transfers of liabilities into or out of Level 3 in the year ended December 31, 2019. The actual EBITDA of Solutions Infini for the twelve months ended March 31, 2018 became available in July 2018 and confirmed the initial amount estimated by management and used to determine the portion of the contingent consideration for the Solutions Infini acquisition related to the 2018 EBITDA for the year ended the December 31, 2018.

Net realized and unrealized gains and losses included in income related to Level 3 liabilities shown above are reported in the consolidated statements of operations as follows (in thousands):

	Research and development	Sales and marketing	General and administrative	Financial expense, net	Foreign currency loss	Total
December 31, 2018
Liabilities:
Preference shares	$(249)	$(99)	$(200)	$(91)	$—	$(639)
Contingent consideration for Solutions Infini acquisition	—	—	—	(22)	93	71
December 31, 2019
Liabilities:
Preference shares	(225)	(89)	(180)	(259)	—	(753)
Contingent consideration for Solutions Infini acquisition	—	—	—	(3)	18	15